SHORT-TERM BORROWINGS - Short-term Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 1,221		$ 2,238
Receivables securitization program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	650		650
US commercial paper program
Disclosure of detailed information about borrowings [line items]
Total short-term borrowings	$ 571	$ 449	$ 1,600	$ 1,223	$ 1,605	$ 1,177